UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
                                               -----------------

Check here if Amendment [ ]; Amendment Number: ______
   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Helios Advisors LLC
              -----------------------------------
Address:      780 Third Avenue
              -----------------------------------
              7th Floor
              -----------------------------------
              New York, NY 10017
              -----------------------------------

Form 13F File Number: 28-12060
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Aili M. Areng
       ----------------------------------
Title:   Chief Financial Officer
       ----------------------------------
Phone:   (212) 339-7010
       ----------------------------------

Signature, Place, and Date of Signing:

    /s/  Aili M. Areng           New York, New York       February 4, 2013
---------------------------   ------------------------   ------------------
         [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                                 -----------------
Form 13F Information Table Entry Total:          59
                                                 -----------------
Form 13F Information Table Value Total:          27,079
                                                 -----------------
                                                 (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE


                                                    FORM 13F INFORMATION TABLE

          COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7           COLUMN 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- -----------------------------
                                  TITLE OF              VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
       NAME OF ISSUER              CLASS       CUSIP   (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED     NONE
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- --------- ---------
AMERICAN RAILCAR INDUSTRIES   COM            02916P103    1,924    60,621 SH          SOLE                60,621
ANADARKO PETROLEUM CORP       COM            032511107      149     2,000 SH          SOLE                 2,000
ANADARKO PETROLEUM CORP       COM            032511107       50    10,000 SH  CALL    SOLE                10,000
APPROACH RESOURCES INC        COM            03834A103    1,000    40,000 SH          SOLE                40,000
ATLAS RESOURCE PARTNERS LP    COM UNT LTD PR 04941A101      404    18,000 SH          SOLE                18,000
BELLATRIX EXPLORATION LTD     COM            078314101      693   161,100 SH          SOLE               161,100
BRIGGS & STRATTON             COM            109043109      105     5,000 SH          SOLE                 5,000
CALPINE CORP                  COM NEW        131347304      453    25,000 SH          SOLE                25,000
CHENIERE ENERGY INC           COM UNIT       16411Q101        4    15,000 SH  CALL    SOLE                15,000
CHICAGO BRIDGE & IRON CO NV   NY REGISTRY SH 167250109    3,521    75,960 SH          SOLE                75,960
CHICAGO BRIDGE & IRON CO NV   NY REGISTRY SH 167250109        7    10,000 SH  PUT     SOLE                10,000
CONNACHER OIL & GAS LTD       COM            20588Y103      181 1,000,000 SH          SOLE             1,000,000
DENBURY RESOURCES INC         COM NEW        247916208      421    26,000 SH          SOLE                26,000
ENERGEN CORP                  COM            29265N108      225     5,000 SH          SOLE                 5,000
EQUAL ENERGY LTD              COM            29390Q109    1,410   449,150 SH          SOLE               449,150
EXXON MOBIL CORP              COM            30231G102        5    20,000 SH  CALL    SOLE                20,000
FREEPORT MCMORAN COPPER       COM            35671D857       68     2,000 SH          SOLE                 2,000
FREEPORT MCMORAN COPPER       COM            35671D857        3    10,000 SH  CALL    SOLE                10,000
GENESIS ENERGY LP             UNIT LTD PARTN 371927104        2     5,000 SH  PUT     SOLE                 5,000
GOLAR LNG LTD                 SHS            G9456A100      714    19,400 SH          SOLE                19,400
GREENBRIER COMPANIES INC      COM            393657101      291    18,000 SH          SOLE                18,000
GULFPORT ENERGY CORP          COM NEW        402635304      382    10,000 SH          SOLE                10,000
HALCON RESOURCES CORP         COM NEW        40537Q209      208    30,000 SH          SOLE                30,000
HESS CORP                     COM            42809H107    1,509    28,500 SH          SOLE                28,500
ITHACA ENERGY INC             COM            465676104      756   380,000 SH          SOLE               380,000
KINDER MORGAN INC             COM            49456B101      106     3,000 SH          SOLE                 3,000
LAREDO PETROLEUM HOLDINGS IN  COM            516806106      431    23,760 SH          SOLE                23,760
LEHIGH GAS PARTNERS LP        UT LTD PTN INT 524814100      186    10,000 SH          SOLE                10,000
LINNCO LLC                    COMSHS LTD INT 535782106      181     5,000 SH          SOLE                 5,000
LUFKIN INDUSTRIES INC         COM            549764108      349     6,000 SH          SOLE                 6,000
MAGELLAN PETROLEUM CORP       COM            559091301      479   520,000 SH          SOLE               520,000
MARATHON PETROLEUM CORP       COM            56585A102      441     7,000 SH          SOLE                 7,000
MATRIX SERVICE CO             COM            576853105      115    10,000 SH          SOLE                10,000
MIDSTATES PETROLEUM CO INC    COM            59804T100      827   120,000 SH          SOLE               120,000
MITCHAM INDUSTRIES INC        COM            606501104        2    20,000 SH  CALL    SOLE                20,000
NATIONAL FUEL GAS CO          COM            636180101      101     2,000 SH          SOLE                 2,000
OCEAN RIG UDW INC             SHS            Y64354205      457    30,600 SH          SOLE                30,600
OIL STATES INTERNATIONAL INC  COM            678026105    1,385    19,364 SH          SOLE                19,364
PBF ENERGY INC                CL A           69318G106      354    12,200 SH          SOLE                12,200
QEP RESOURCES INC             COM            74733V100      182     6,000 SH          SOLE                 6,000
RANGE RESOURCES CORP          COM            75281A109       14    15,000 SH  CALL    SOLE                15,000
ROOSTER ENERGY LTD            COM            776618100      105   200,000 SH          SOLE               200,000
ROSE ROCK MIDSTREAM LP        COM U REP LTD  777149105      186     5,900 SH          SOLE                 5,900
SANDRIDGE ENERGY INC          COM            80007P307      242    38,100 SH          SOLE                38,100
SCORPIO TANKERS INC           SHS            Y7542C106      142    20,000 SH          SOLE                20,000
SELECT SECTOR SPDR ENERGY     SBI ENERGY     81369Y506        6     6,000 SH  CALL    SOLE                 6,000
SELECT SECTOR SPDR ENERGY     SBI ENERGY     81369Y506       12    16,200 SH  PUT     SOLE                16,200
SEMGROUP CORP                 CL A           81663A105    1,938    49,600 SH          SOLE                49,600
SPDR S&P 500 ETF              TR UNIT        78462F103      110    14,500 SH  PUT     SOLE                14,500
SM ENERGY                     COM            78454L100      679    13,000 SH          SOLE                13,000
SUNCOKE ENERGY INC            COM            86722A103      351    22,500 SH          SOLE                22,500
SUPERIOR ENERGY SERVICES INC  COM            868157108      269    13,000 SH          SOLE                13,000
SUSSER HOLDINGS CORP          COM            869233106      690    20,000 SH          SOLE                20,000
U S CONCRETE INC WTS          COM NEW        90333l110        -    51,869 SH          SOLE                51,869
U S CONCRETE INC WTS          COM NEW        90333l128        -    51,869 SH          SOLE                51,869
US SILICA HOLDINGS INC        COM            90346E103       19    20,000 SH  PUT     SOLE                20,000
VALERO ENERGY CORP            COM            91913Y100      102     3,000 SH          SOLE                 3,000
WHITING PETROLEUM CORP        COM            966387102    2,034    46,900 SH          SOLE                46,900
WILLIAMS COS INC              COM            969457100       98     3,000 SH          SOLE                 3,000
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